Offsets	Apr. 20, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Battalion Oil Corp
Form or Filing Type	S-3
File Number	333-263707
Initial Filing Date	Mar. 18, 2022
Fee Offset Claimed	$ 14,069.33
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Unallocated (Universal Shelf)
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 200,000,000.00
Termination / Withdrawal Statement	The Registrant previously paid $18,540 in registration fees in connection with the $200,000,000 of securities previously registered under the Registrant's registration statement on Form S-3 (File No. 333-263707) (the "Prior S-3"), which was initially filed with the Commission on March 18, 2022, and declared effective by the Commission on May 19, 2022. The Prior S-3 was withdrawn on March 24, 2023. Of the $200,000,000 of securities registered on the Prior S-3, $200,000,000 of the securities remained unsold. Pursuant to Rule 457(p) under the Securities Act, the Registrant is offsetting the registration fee due under this registration statement by $14,069.33, which represents the portion of the registration fee previously paid with respect to the unsold securities that remains available for offset after giving effect to the application of $4,470.67 to the Registrant's Registration Statement on Form S-3 (File No. 333-294534).
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Battalion Oil Corp
Form or Filing Type	S-3
File Number	333-263707
Filing Date	Mar. 18, 2022
Fee Paid with Fee Offset Source	$ 18,540.00